UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06671

Deutsche Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Bonds 133.2%
Austria 0.6%
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		125,000	128,437
144A, 7.75%, 10/28/2020		200,000	216,000
(Cost $325,000)			344,437
Belgium 0.7%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $419,369)		395,000	422,460
Bermuda 0.5%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	59,638
144A, 8.25%, 9/30/2020		147,000	145,162
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		85,000	84,362
(Cost $300,993)			289,162
Brazil 2.8%
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		425,000	435,094
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		1,000,000	980,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	0
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	196,600
(Cost $2,702,802)			1,611,694
Canada 9.3%
1011778 BC Unlimited Liability Co., 144A, 4.625%, 1/15/2022		45,000	45,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		20,000	17,800
144A, 5.625%, 6/1/2024		20,000	17,200
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		35,000	31,588
144A, 5.5%, 9/15/2018		30,000	28,200
144A, 5.75%, 3/15/2022		485,000	394,062
144A, 6.0%, 10/15/2022		65,000	52,894
144A, 7.5%, 3/15/2025		30,000	24,825
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	33,863
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	191,012
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	30,563
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		72,000	54,900
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	46,750
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	72,100
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	44,550
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		675,000	630,787
144A, 7.0%, 3/31/2024		140,000	128,450
Novelis, Inc., 8.75%, 12/15/2020		130,000	137,150
Open Text Corp., 144A, 5.625%, 1/15/2023		65,000	64,837
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		25,000	24,438
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,042,297
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		120,000	123,300
144A, 5.875%, 5/15/2023		105,000	109,189
144A, 6.125%, 4/15/2025		310,000	323,950
144A, 6.75%, 8/15/2018		1,115,000	1,171,447
144A, 7.5%, 7/15/2021		245,000	265,825
Videotron Ltd., 5.0%, 7/15/2022		230,000	232,629
(Cost $5,503,282)			5,339,606
Cayman Islands 1.9%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	571,875
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	220,375
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		320,000	309,600
(Cost $1,028,735)			1,101,850
Chile 4.2%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	2,146,990
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	250,554
(Cost $1,896,417)			2,397,544
Croatia 5.8%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	295,708
144A, 6.375%, 3/24/2021		1,770,000	1,904,962
REG S, 6.625%, 7/14/2020		1,000,000	1,094,002
(Cost $3,035,880)			3,294,672
Dominican Republic 2.0%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,042,501)		1,000,000	1,117,500
France 5.5%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	150,000	171,533
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	185,000	211,324
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	134,878
Crown European Holdings SA:
144A, 3.375%, 5/15/2025	EUR	390,000	400,477
144A, 4.0%, 7/15/2022	EUR	310,000	352,374
Europcar Groupe SA, 144A, 5.75%, 6/15/2022	EUR	255,000	288,526
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	215,000	244,388
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	322,409
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	103,236
Numericable-SFR:
144A, 4.875%, 5/15/2019		125,000	126,875
144A, 6.0%, 5/15/2022		200,000	203,500
Paprec Holding, 144A, 5.25%, 4/1/2022	EUR	295,000	332,083
Societe Generale SA, 144A, 7.875%, 12/29/2049		55,000	55,852
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	189,162
(Cost $3,409,263)			3,136,617
Germany 2.3%
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	485,000	569,271
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	391,417
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	230,358
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	123,224
(Cost $1,425,915)			1,314,270
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,548)		100,000	104,750
Hungary 3.8%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,188,450)		2,000,000	2,178,840
Indonesia 2.4%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,329,129)		1,300,000	1,356,875
Ireland 1.1%
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	110,697
144A, 9.125%, 10/15/2020		250,000	263,438
Endo Ltd., 144A, 6.0%, 2/1/2025		50,000	51,500
MMC Finance Ltd., 144A, 5.55%, 10/28/2020		200,000	199,850
(Cost $648,396)			625,485
Israel 0.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021 (Cost $60,000)		60,000	64,650
Italy 2.4%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,022,032
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	315,000	366,706
(Cost $1,622,033)			1,388,738
Kazakhstan 3.0%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	226,188
144A, 7.0%, 5/5/2020		200,000	213,000
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,298,292
(Cost $1,575,116)			1,737,480
Latvia 0.9%
Republic of Latvia, 144A, 2.75%, 1/12/2020 (Cost $498,250)		500,000	503,125
Lithuania 3.1%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,159,292
144A, 7.375%, 2/11/2020		500,000	597,900
(Cost $1,520,653)			1,757,192
Luxembourg 10.8%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	251,431
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	210,500
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	222,000
Altice SA, 144A, 7.25%, 5/15/2022	EUR	110,000	123,224
ArcelorMittal:
5.125%, 6/1/2020		80,000	80,200
6.0%, 8/5/2020		330,000	333,300
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		20,000	19,744
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	889,200
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	248,396
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		565,000	512,737
7.25%, 10/15/2020		260,000	257,725
7.5%, 4/1/2021		850,000	845,750
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		50,000	51,458
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	450,000	463,982
MHP SA, 144A, 8.25%, 4/2/2020		645,000	522,450
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	194,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	210,987
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	114,904
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	226,240
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	130,472
144A, 6.75%, 8/15/2024	EUR	110,000	132,586
Wind Acquisition Finance SA:
144A, 3.981% **, 7/15/2020	EUR	100,000	109,770
144A, 6.5%, 4/30/2020		30,000	31,875
(Cost $6,861,129)			6,183,431
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $145,000)		145,000	123,612
Mexico 0.4%
Petroleos Mexicanos, 5.5%, 6/27/2044 (Cost $214,037)		215,000	198,875
Netherlands 2.1%
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	115,454
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		110,000	111,375
NXP BV, 144A, 3.75%, 6/1/2018		65,000	65,812
Schaeffler Holding Finance BV, 144A, 5.75%, 11/15/2021	EUR	380,000	446,582
United Group BV, 144A, 7.875%, 11/15/2020	EUR	270,000	315,832
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	140,631
(Cost $1,290,712)			1,195,686
Panama 3.5%
Republic of Panama, 3.75%, 3/16/2025 (Cost $1,976,000)		2,000,000	1,990,000
Peru 3.5%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	323,050
Republic of Peru, 7.35%, 7/21/2025		1,000,000	1,302,500
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	395,325
(Cost $2,060,763)			2,020,875
Philippines 4.4%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,909,050)		1,800,000	2,538,000
Poland 0.7%
Republic of Poland:
3.0%, 3/17/2023		400,000	397,360
Series 0725, 3.25%, 7/25/2025	PLN	80,000	21,787
(Cost $430,385)			419,147
Romania 3.6%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,140,608)		2,000,000	2,084,800
Serbia 1.9%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		228,290	231,715
144A, 7.25%, 9/28/2021		760,000	855,000
(Cost $953,135)			1,086,715
Spain 0.2%
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022 (Cost $111,755)	EUR	100,000	109,808
Sri Lanka 0.9%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $500,000)		500,000	499,375
Sweden 0.9%
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	250,000	298,587
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	217,350
(Cost $582,628)			515,937
Turkey 1.1%
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	410,388
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	206,000
(Cost $629,469)			616,388
United Kingdom 2.6%
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		310,000	299,150
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	205,000	218,614
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		990,000	955,350
(Cost $1,532,942)			1,473,114
United States 36.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	21,050
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	168,000
ADT Corp.:
3.5%, 7/15/2022		35,000	32,047
5.25%, 3/15/2020		85,000	87,975
6.25%, 10/15/2021		30,000	31,800
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		70,000	74,550
AES Corp., 3.283% **, 6/1/2019		40,000	39,600
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,304
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	62,400
Ally Financial, Inc.:
3.25%, 2/13/2018		90,000	89,887
3.5%, 1/27/2019		165,000	164,381
4.125%, 3/30/2020		90,000	90,675
AMC Entertainment, Inc., 5.875%, 2/15/2022		45,000	46,013
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	10,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	73,325
7.0%, 5/20/2022		50,000	53,180
Antero Resources Corp.:
5.125%, 12/1/2022		95,000	89,775
5.375%, 11/1/2021		65,000	63,212
144A, 5.625%, 6/1/2023		60,000	57,750
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	26,850
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		45,000	45,000
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		140,000	145,600
Ashland, Inc., 3.875%, 4/15/2018		205,000	211,263
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	168,202
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		70,000	71,487
144A, 6.125%, 11/1/2023		30,000	29,325
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		140,000	133,350
5.5%, 4/1/2023		165,000	165,825
Ball Corp., 5.25%, 7/1/2025		75,000	75,416
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	23,450
6.75%, 11/1/2020		60,000	41,400
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	101,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,137
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		20,000	14,900
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		80,000	49,600
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	52,000
Caleres, Inc., 144A, 6.25%, 8/15/2023		40,000	40,400
California Resources Corp.:
5.0%, 1/15/2020		40,000	34,300
5.5%, 9/15/2021		94,000	77,550
6.0%, 11/15/2024		40,000	32,400
Calpine Corp.:
5.375%, 1/15/2023		60,000	58,650
5.75%, 1/15/2025		60,000	58,500
Cardtronics, Inc., 5.125%, 8/1/2022		35,000	34,125
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	71,985
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		125,000	123,750
144A, 5.375%, 5/1/2025		95,000	93,575
144A, 5.875%, 5/1/2027		155,000	153,547
CDW LLC:
5.5%, 12/1/2024		95,000	95,475
6.0%, 8/15/2022		110,000	114,950
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	20,423
Series W, 6.75%, 12/1/2023		35,000	35,088
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	91,946
144A, 6.375%, 9/15/2020		70,000	70,525
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	5,850
Chemours Co., 144A, 6.125%, 5/15/2023	EUR	275,000	274,143
Chesapeake Energy Corp.:
5.75%, 3/15/2023		195,000	164,775
6.125%, 2/15/2021		15,000	12,938
6.625%, 8/15/2020		75,000	67,125
Chiquita Brands International, Inc., 7.875%, 2/1/2021		10,000	10,725
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	236,175
4.25%, 8/15/2017		925,000	945,812
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	71,925
Series B, 6.5%, 11/15/2022		185,000	192,862
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		50,000	48,875
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	150,750
CNO Financial Group, Inc.:
4.5%, 5/30/2020		25,000	25,813
5.25%, 5/30/2025		50,000	52,250
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	40,250
144A, 5.0%, 6/15/2021		60,000	59,250
Community Health Systems, Inc.:
5.125%, 8/1/2021		10,000	10,375
6.875%, 2/1/2022		45,000	48,150
7.125%, 7/15/2020		35,000	37,275
Concho Resources, Inc., 5.5%, 4/1/2023		170,000	170,000
Cott Beverages, Inc.:
5.375%, 7/1/2022		120,000	117,300
144A, 6.75%, 1/1/2020		50,000	52,062
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	44,325
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		30,000	31,350
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		30,000	29,625
144A, 6.25%, 4/1/2023		30,000	30,150
CSC Holdings LLC, 5.25%, 6/1/2024		105,000	97,256
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	56,375
CyrusOne LP, 144A, 6.375%, 11/15/2022		70,000	72,450
D.R. Horton, Inc., 4.0%, 2/15/2020		30,000	30,600
Dana Holding Corp., 5.5%, 12/15/2024		50,000	49,250
Delphi Corp., 5.0%, 2/15/2023		45,000	47,700
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		80,000	83,400
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,000
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	50,875
5.0%, 3/15/2023		75,000	70,219
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		130,000	137,150
144A, 5.75%, 3/1/2023		105,000	110,775
Dynegy, Inc.:
144A, 7.375%, 11/1/2022		75,000	77,587
144A, 7.625%, 11/1/2024		135,000	139,387
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	59,700
5.375%, 11/15/2022		50,000	52,125
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	41,600
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		115,000	110,400
144A, 8.125%, 9/15/2023		90,000	89,501
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	55,584
144A, 5.75%, 1/15/2022		40,000	41,200
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		25,000	26,000
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,663
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	41,000
EP Energy LLC, 144A, 6.375%, 6/15/2023		75,000	70,125
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		65,000	65,975
(REIT), 5.375%, 4/1/2023		120,000	121,188
(REIT), 5.75%, 1/1/2025		50,000	50,250
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	30,713
First Data Corp.:
144A, 7.375%, 6/15/2019		21,000	21,905
144A, 8.75%, 1/15/2022		115,000	121,900
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		10,000	10,100
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	52,250
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,100
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	36,900
6.875%, 1/15/2025		40,000	34,050
7.125%, 1/15/2023		160,000	144,400
8.125%, 10/1/2018		600,000	645,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		45,000	39,938
Global Partners LP, 144A, 7.0%, 6/15/2023		75,000	72,187
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	158,812
Group 1 Automotive, Inc., 5.0%, 6/1/2022		125,000	125,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		30,000	30,000
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020		145,000	138,475
9.75%, 7/15/2020		45,000	24,300
HCA, Inc.:
6.5%, 2/15/2020		165,000	184,491
7.5%, 2/15/2022		120,000	139,800
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	77,250
7.5%, 7/15/2020		30,000	32,025
11.5%, 7/15/2020		110,000	127,806
Hexion, Inc., 6.625%, 4/15/2020		125,000	114,531
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		45,000	41,850
144A, 5.75%, 10/1/2025		115,000	109,250
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	30,975
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	25,625
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		36,000	39,506
7.625%, 6/15/2021		30,000	33,188
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		110,000	113,025
Huntsman International LLC, 5.125%, 4/15/2021	EUR	310,000	354,076
iHeartCommunications, Inc., 9.0%, 12/15/2019		125,000	120,156
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,400
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		70,000	71,575
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,125
5.75%, 5/15/2016		15,000	15,375
6.25%, 5/15/2019		35,000	38,145
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023		30,000	29,475
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		65,000	64,411
144A, 7.25%, 6/1/2021		95,000	99,869
144A, 8.25%, 2/1/2020		80,000	84,800
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		10,000	8,575
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	89,325
Level 3 Financing, Inc.:
5.375%, 8/15/2022		175,000	176,750
144A, 5.375%, 5/1/2025		65,000	63,294
6.125%, 1/15/2021		30,000	31,463
LifePoint Health, Inc., 5.5%, 12/1/2021		55,000	57,062
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		10,000	10,025
144A, 7.0%, 9/1/2020		70,000	74,375
Mediacom Broadband LLC, 5.5%, 4/15/2021		10,000	9,700
Memorial Resource Development Corp., 5.875%, 7/1/2022		45,000	42,413
Meritor, Inc.:
6.25%, 2/15/2024		50,000	50,125
6.75%, 6/15/2021		60,000	61,650
MGM Resorts International:
6.0%, 3/15/2023		80,000	81,400
6.75%, 10/1/2020		83,000	88,810
7.625%, 1/15/2017		55,000	58,437
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		80,000	77,000
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	45,450
Morgan Stanley, Series H, 5.45%, 7/29/2049		35,000	34,790
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	215,367
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		60,000	62,250
NCR Corp.:
5.875%, 12/15/2021		10,000	10,350
6.375%, 12/15/2023		25,000	26,344
Newfield Exploration Co., 5.375%, 1/1/2026		45,000	43,200
NGL Energy Partners LP, 5.125%, 7/15/2019		50,000	48,688
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	44,606
Nortek, Inc., 8.5%, 4/15/2021		70,000	74,900
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	8,800
NRG Energy, Inc., 6.25%, 5/1/2024		185,000	181,762
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		185,000	170,200
6.875%, 1/15/2023		65,000	58,825
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		80,000	81,200
Oshkosh Corp.:
5.375%, 3/1/2022		37,000	36,861
5.375%, 3/1/2025		5,000	4,938
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		35,000	37,144
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		10,000	10,025
Penske Automotive Group, Inc., 5.375%, 12/1/2024		185,000	186,387
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	61,350
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		30,000	32,363
Plantronics, Inc., 144A, 5.5%, 5/31/2023		35,000	35,525
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	50,250
Ply Gem Industries, Inc., 6.5%, 2/1/2022		100,000	98,075
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		25,000	25,188
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		45,000	42,300
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	130,000	145,128
Range Resources Corp., 144A, 4.875%, 5/15/2025		65,000	62,400
Regency Energy Partners LP:
5.0%, 10/1/2022		30,000	30,049
5.875%, 3/1/2022		5,000	5,296
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		130,000	134,550
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	14,738
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		10,000	8,400
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		145,000	146,087
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		225,000	229,500
144A, 5.625%, 3/1/2025		75,000	73,875
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	4,975
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,075
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	35,131
144A, 5.125%, 12/1/2024		15,000	15,188
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	20,350
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		50,000	48,875
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	42,000
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		40,000	41,192
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	66,787
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	54,725
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	52,710
144A, 7.0%, 3/1/2020		60,000	63,900
144A, 9.0%, 11/15/2018		195,000	218,400
Sprint Corp., 7.125%, 6/15/2024		240,000	219,600
Starz LLC, 5.0%, 9/15/2019		30,000	30,525
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	44,888
Sunoco LP:
144A, 5.5%, 8/1/2020		50,000	50,875
144A, 6.375%, 4/1/2023		45,000	46,238
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	20,900
6.375%, 3/1/2025		230,000	241,212
6.464%, 4/28/2019		60,000	61,875
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		50,000	48,500
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		25,000	25,000
144A, 5.0%, 1/15/2018		170,000	175,950
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		55,000	56,581
144A, 6.75%, 6/15/2023		120,000	125,400
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		110,000	111,032
The Goldman Sachs Group, Inc., Series L, 5.7%, 7/29/2049		65,000	65,629
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	63,000
Titan International, Inc., 6.875%, 10/1/2020		35,000	30,944
TransDigm, Inc.:
6.0%, 7/15/2022		60,000	59,850
6.5%, 7/15/2024		35,000	35,175
7.5%, 7/15/2021		205,000	219,555
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		35,000	34,650
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		35,000	23,800
Triumph Group, Inc., 5.25%, 6/1/2022		30,000	29,550
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	36,900
144A, 7.5%, 3/15/2022		75,000	61,500
United Rentals North America, Inc.:
4.625%, 7/15/2023		50,000	49,313
7.375%, 5/15/2020		180,000	191,475
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,013
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		60,000	63,225
Whiting Petroleum Corp.:
5.75%, 3/15/2021		115,000	112,125
6.25%, 4/1/2023		300,000	292,500
Windstream Services LLC:
6.375%, 8/1/2023		45,000	34,875
7.75%, 10/1/2021		720,000	608,400
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		80,000	81,824
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	152,250
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	30,300
144A, 5.625%, 10/1/2024		15,000	15,300
XPO Logistics, Inc.:
144A, 5.75%, 6/15/2021	EUR	375,000	409,516
144A, 6.5%, 6/15/2022		70,000	68,862
144A, 7.875%, 9/1/2019		70,000	74,812
Zayo Group LLC:
144A, 6.0%, 4/1/2023		60,000	60,194
144A, 6.375%, 5/15/2025		80,000	79,100
(Cost $21,438,390)			21,027,028
Uruguay 7.0%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,029,716

Total Bonds (Cost $78,047,595)			76,199,454
Loan Participations and Assignments 6.2%
Senior Loans ***
Canada 0.7%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		103,163	102,034
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.5%, 2/13/2019		137,133	137,476
Series C2, Term Loan B, 3.5%, 12/11/2019		132,847	133,197
(Cost $373,493)			372,707
United States 5.5%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		128,431	129,099
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		188,100	188,265
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		49,500	49,665
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		70,000	70,612
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		88,417	88,445
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		140,948	140,998
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		42,218	42,640
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		17,386	17,437
Term Loan H, 4.0%, 1/27/2021		31,989	32,165
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		108,900	109,300
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,550	19,607
First Data Corp., Term Loan, 4.187%, 3/24/2021		85,000	85,124
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		69,123	69,347
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		554,167	558,254
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		79,671	79,913
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		120,000	119,944
Term Loan B, 4.0%, 1/15/2020		145,000	145,589
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		310,801	309,898
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		305,179	305,466
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		116,748	116,657
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		69,125	68,678
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		98,509	99,228
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		109,677	104,605
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		29,625	29,748
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		193,732	194,144
(Cost $3,167,390)			3,174,828

Total Loan Participations and Assignments (Cost $3,540,883)			3,547,535
		Shares	Value ($)
Preferred Stock 0.1%
United States
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $22,799)		23	23,469
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $29,610)		600,000	890
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $81,640,887) †		139.5	79,771,348
Notes Payable		(45.1)	(25,800,000)
Other Assets and Liabilities, Net		5.6	3,232,627

Net Assets		100.0	57,203,975

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	25,000	USD	15,106	26,000
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,014,646	0
					1,029,752	26,000

* Non-income producing security.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
*** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of July 31, 2015.
† The cost for federal income tax purposes was $81,640,892. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $1,869,544. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,680,560 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,550,104.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2015 is 0.31%.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berhaga Syariah Negara (Islamic Based Government Securities)
At July 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (b)
Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	600,000[1]	4/20/2016	21,390	(204)

(b)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2015 was $21,186.

At July 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (c)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (d)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	80,000[2]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	7,611	7,516	95
12/22/2014 3/20/2020	115,000[3]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	18,853	16,971	1,882
Total unrealized appreciation					1,977

(c)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(d)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties

1	Nomura International PLC
2	Barclays Bank PLC
3	Credit Suisse

As of July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
PLN	90,000	USD	24,037	8/10/2015	185	Citigroup, Inc.
MXN	4,650,000	USD	300,617	8/14/2015	12,321	BNP Paribas
USD	144,017	ILS	550,000	8/14/2015	1,763	Nomura International PLC
EUR	9,003,775	USD	9,927,248	10/16/2015	27,875	Citigroup, Inc.
Total unrealized appreciation					42,144
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	221,138	TRY	600,000	8/14/2015	(5,510)	Nomura International PLC
USD	585,811	ZAR	7,200,000	8/14/2015	(18,087)	BNP Paribas
USD	297,215	MXN	4,650,000	8/14/2015	(8,919)	BNP Paribas
TRY	600,000	USD	213,531	8/14/2015	(2,098)	Nomura International PLC
ZAR	7,200,000	USD	567,622	8/14/2015	(102)	BNP Paribas
ILS	550,000	USD	143,450	8/14/2015	(2,330)	Nomura International PLC
Total unrealized depreciation					(37,046)

Currency Abbreviations
EUR	Euro
ILS	Israeli Shekel
MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$76,199,454	$0	$76,199,454
Loan Participations and Assignments	—	3,547,535	—	3,547,535
Preferred Stock (e)	—	23,469	—	23,469
Derivatives (f)
Purchased Options	—	890	—	890
Credit Default Swap Contracts	—	1,977	—	1,977
Forward Foreign Currency Exchange Contracts	—	42,144	—	42,144
Total	$—	$79,815,469	$0	$79,815,469
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Written Options	$—	$(204)	$—	$(204)
Forward Foreign Currency Exchange Contracts	—	(37,046)	—	(37,046)
Total	$—	$(37,250)	$—	$(37,250)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$1,977	$—	$—
Foreign Exchange Contracts	$—	$5,098	$—
Interest Rate Contracts	$—	$—	$(7,534)

\

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015